Series, Balanced Strategy Fund
USAA BALANCED STRATEGY FUND
INVESTMENT OBJECTIVE

The USAA Balanced Strategy Fund (the Fund) is an asset allocation fund with an investment objective to seek high total return, with reduced risk over time, through an asset allocation strategy that seeks a combination of long-term growth of capital and current income.

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses are based on expenses incurred during the Fund's most recently completed fiscal year

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Series, Balanced Strategy Fund	Share Classes
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Series, Balanced Strategy Fund		Shares, Balanced Strategy Fund
Management Fees	[1]	0.76%
Distribution and/or Service (12b-1) Fees		none
Other Expenses		0.60%
Acquired Fund Fees and Expenses		0.07%
Total Annual Operating Expenses		1.43%
Reimbursement from Adviser		(0.36%)
Total Annual Operating Expenses After Reimbursement	[2]	1.07%
[1]	(a) A performance fee adjustment may increase or decrease the management fee by up to +/– 0.06% of the average net assets of the Fund during a rolling 36-month period. The performance fee adjustment increased the management fee of 0.75% by 0.01% for the most recent fiscal year ended May 31, 2011.
[2]	(b) The Adviser has agreed, through October 1, 2012, to make payments or waive management, administration, and other fees to limit the expenses of the Fund so that the total annual operating expenses of the Fund (exclusive of commission recapture, expense offset arrangements, acquired fund fees and expenses, and extraordinary expenses) do not exceed an annual rate of 1.00% of the Fund’s average daily net assets. This reimbursement arrangement may not be changed or terminated during this time period without approval of the Fund’s Board of Trustees and may be changed or terminated by the Adviser at any time after October 1, 2012.

Example

This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, (3) you redeem all of your shares at the end of the periods shown, and (4) the expense reimbursement arrangement has terminated.

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	1 Year	Expense Example, with Redemption, 3 Years	3 Years	Expense Example, with Redemption, 5 years	5 Years	Expense Example, with Redemption, 10 Years	10 Years
Series, Balanced Strategy Fund	146	146	452	452	782	782	1,713	1,713

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes where fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 145% of the average value of its whole portfolio.

PRINCIPAL INVESTMENT STRATEGY

Using preset target ranges, the Fund's strategy is to invest its assets in a combination of stocks on the one hand and bonds and money market instruments on the other.

The Fund also may use alternative investment strategies from time to time, in an attempt to reduce the Fund's volatility over time. One such strategy involves selling index call or corresponding exchange-traded fund (ETF) options and purchasing index put or corresponding ETF options or put spread options against a highly correlated stock portfolio to reduce the Fund's volatility. This option strategy may not fully protect the Fund against declines in the value of its stock portfolio, and the Fund could experience a loss in both the stock and option portions of its portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with fairly consistent returns over a wide range of equity market environments. When the Fund simultaneously sells index put options to fund the purchases, resulting in an index put spread, the Fund has increased exposure to further market decline when it falls below the strike of the short index put option.

PRINCIPAL RISKS

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the investment for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in this Fund

Some of the securities held in the Fund's portfolio are subject to credit risk, which is the possibility that a borrower cannot make timely interest and principal payments on its securities or that a party to a transaction involving the Fund will fail to meet its obligations. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities varying from the highest quality to very speculative have some degree of credit risk.

The Fund may invest in futures and options and other types of derivatives. Risks associated with derivatives include the risk that the derivative is not well-correlated with the security, index, or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the Fund to the effects of leverage, which could increase the Fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could reduce potential returns or even cause losses to the Fund

The equity securities in the Fund's portfolio are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks or debt securities designed to track the price performance and yield of a particular securities market index (or sector of an index). The Fund may invest in shares of ETFs, which generally are investment companies that hold a portfolio of common stocks designed to track the price performance and dividend yield of a particular securities market index (or sector of an index). ETFs, as investment companies, incur their own management and other fees and expenses, such as trustees fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which would be indirectly borne by the Fund. As a result, an investment by the Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF. In addition, the Fund will be indirectly exposed to all of the risk of securities held by the ETFs.

The Fund is subject to the risk associated with securities or practices that multiply small price movements into large changes in value. The more the Fund invests in leveraged instruments or strategies that use leveraged instruments the more this leverage will magnify any losses on those investments.

The Fund could experience a loss in the options portion of the portfolio. When it sells index call options, the Fund receives cash but limits its opportunity to profit from an increase in the market value of its stock portfolio. When the Fund purchases index put options, it risks the loss of the cash paid for the options. At times, the Fund may not own put options, resulting in increased exposure to a market decline.

Liquidity risk is the risk that a Fund may not be able to sell or dispose of securities in the within seven days or less in the ordinary course of business at approximately the value ascribed to such securities.

The Fund also is subject to the risk that the market value of the bonds in its portfolio will decline because of rising interest rates, adverse changes in supply and demand securities, or other market factors. Bond prices are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall and when interest rates fall, bond prices rise. The price volatility of a bond also depends on its maturity. Generally, the longer the maturity of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

To implement the Fund's principal investment strategies, the Fund's securities may need to be actively and frequently traded to rebalance its portfolio. The Fund will pay more in brokerage commissions than it would without a rebalancing policy and its portfolio turnover rate will likely exceed 100% and vary from year to year depending on the frequency of the investment allocation decisions made. A high turnover rate increases transaction costs and may increase taxable capital gains, which may adversely affect Fund performance. In addition, as a result of the need to rebalance, the Fund has less flexibility in the timing of purchases and sales of securities than it would otherwise. While the Fund attempts to minimize any adverse impact to it or its shareholders, the Fund may have a higher proportion of capital gains and a lower return than a fund that does not have a rebalancing policy.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart illustrates the Fund's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the Fund's average annual total returns for the periods indicated compared to those of the Fund's benchmark index and an index of funds with similar investment objectives.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the most current price, total return, and yield information for this Fund, log on to usaa.com or call (800) 531-USAA (8722).

RISK/RETURN BAR CHART Annual Returns for Periods Ended December 31

SIX-MONTH YTD TOTAL RETURN
6.14% (6/30/11)
BEST QUARTER*	WORST QUARTER*
22.93% 2nd Qtr. 2009	-19.27% 4th Qtr. 2008
* Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.

The after-tax returns are shown in two ways: (1) assume that you owned shares of the Fund during the entire period and paid taxes on the Fund's distributions of taxable net investment income or realized capital gains, if any, and (2) assume that you paid taxes on the Fund's distributions of such income and gains and sold all shares at the end of each period.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown above are not relevant to you.

Average Annual Total Returns Series, Balanced Strategy Fund	1 Year	5 Years	10 Years
	13.51%	3.03%	4.54%
After Taxes on Distributions	12.45%	1.51%	3.17%
After Taxes on Distributions and Sales	8.95%	1.84%	3.24%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	2.74%	2.16%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.80%	5.84%
Lipper Balanced Funds Index (reflects no deduction for taxes)	11.54%	3.63%	3.81%